Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Reconciliation of Basic and Diluted Loss Per Share
The following is a reconciliation of basic and diluted loss per share:

	Year ended June 30, 2020	Year ended June 30, 2019
Net loss from continuing operations attributable to Aurora shareholders	($3,273,827)	($293,653)
Net loss from discontinuing operations attributable to Aurora shareholders	($9,844)	$144
Net loss attributable to Aurora shareholders	($3,283,671)	($293,509)

Weighted average number of common shares outstanding	96,753,429	80,122,906

Continuing operations, basic and diluted loss per share	($33.84)	($3.66)
Discontinued operations, basic and diluted loss per share	($0.10)	$—
Basic and diluted loss per share	($33.94)	($3.66)